Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 Income Taxes

The components of our income/ (loss) before income taxes were as follows:

	For the nine months ended
	September 30, 2025	September 30, 2024 (Restated)
United States	$(6,844,479)	$(56,163,499)
Total	$(6,844,479)	$(56,163,499)

	For the three months ended
	September 30, 2025	September 30, 2024 (Restated)
United States	$(289,745)	$(53,913,759)
Total	$(289,745)	$(53,913,759)

For the nine months ended September 30, 2025, and September 30, 2024, the Company recorded income tax benefit/ (provision) of $17,989 and $(1,669,586), respectively, for continuing operations. The effective tax rate of (0.28%) and (2.97)% applied to income for nine months ended September 30, 2025, and September 30, 2024, respectively, varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals, entertainment and penalties, changes in fair value of financial instruments, stock compensation expenses and changes to valuation allowance.

For the three months ended September 30, 2025, and September 30, 2024, the Company recorded income tax benefit/ (provision) of $0 and $8,802, respectively, for continuing operations. The effective tax rate of (0.12%) and 0.016% applied to income for three months ended September 30, 2025, and September 30, 2024, respectively, varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals, entertainment and penalties, changes in fair value of financial instruments, stock compensation expenses and changes to valuation allowance.

The Company evaluates and updates the estimated annual effective income tax rate on a quarterly basis based on current and forecasted operating results and tax laws. Consequently, based upon the mix and timing of the Company’s actual earnings compared to annual projections, the effective tax rate may vary quarterly and may make quarterly comparisons not meaningful. The quarterly income tax provision is generally comprised of tax expense on income or benefit on loss at the most recent estimated annual effective tax rate. The tax effect of discrete items is recognized in the period in which they occur at the applicable statutory rate.

The Company does not have any uncertain income tax positions as at September 30, 2025, and December 31, 2024.

Note 12 Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due. Deferred taxes relate to differences between the basis of assets and liabilities for financial and income tax reporting which will be either taxable or deductible when the assets or liabilities are recovered or settled.

The provision for income taxes consisted of the following:

	For the Years Ended December 31,
	2024	2023
Current provision (benefit):
Federal	$—	$(14,334)
State	36,504	—
Total current provision (benefit)	36,504	(14,334)

Deferred provision (benefit):
Federal	(1,475,347)	1,994,609
State	(204,058)	(141,785)
Total deferred provision (benefit)	(1,679,405)	1,852,824

Income tax provision (benefit)	$(1,642,901)	$1,838,490

For the years ended December 31, 2024 and 2023, the loss before benefit from (provision for) income taxes was $59,344,916 and $1,886,964, respectively. The Company had an effective tax rate of 2.77% and (97.44)% for the years ended December 31, 2024 and 2023, respectively.

The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2024 and 2023 was as follows:

	December 31,
	2024	2023
U.S. statutory rate	21.00%	21.00%
State taxes, net of federal	3.35	6.10
Change in valuation allowance	2.10	(134.18)
Return to provision	(1.69)	8.27
Goodwill impairment	(22.60)	—
Permanent differences, net	0.61	1.37
Other	—	—
Income tax provision	2.77%	(97.44)%

The table below presents the effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$3,919,766	$2,386,629
Bad debt expense	566,346	9,083
Fixed assets	—	16
Accounts payable and accrued liabilities	375,907	—
Interest payable	74,565	—
Accrued payroll	269,958	—
Deferred revenue	78,189	136,136
Deferred compensation	211,778	—
Accrued interest, related party	28,909	—
Start-up costs	738,876	—
Operating and finance lease liabilities	70,742	—
Total gross deferred tax assets	6,335,036	2,531,864
Less: valuation allowance	(3,086,603)	(2,531,864)
Net deferred tax assets	3,248,433	—

Deferred tax liabilities:
Depreciation	(5,051)	—
Amortization	(2,581,286)	—
Accounts receivable	(702,703)	—
Prepaids and other current assets	(26,771)	—
Total deferred tax liabilities	(3,315,811)	—

Total deferred tax assets (liabilities)	$(67,378)	$—

The Company has Federal and State net operating loss (“NOLs”) carryforwards of approximately $15,436,000 and $17,860,000, and $8,800,000 and $7,100,000, as of December 31, 2024 and December 31, 2023, respectively. Approximately $3,573,000 in Federal NOLs were generated prior to January 1, 2018 and can be deducted at 100% of income, and these NOLs start to expire in 2030. The remaining Federal NOLs of approximately $11,863,000 were generated after December 31, 2017 and have an infinite carryforward period, but are subject to an 80% deduction limitation based upon pre-NOL deduction taxable income. State NOLs generated have various expiration rules and dates with the first amount of NOLs expiring in 2032.

On June 24, 2024, the Company consummated a reverse recapitalization for US GAAP purposes, resulting in a non-taxable transaction in accordance with the Internal Revenue Code of 1986, as amended (the “Code”) Section 368. Under this method of accounting, DHAC will be treated as an “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the business combination will be treated as the equivalent of VSee Lab issuing stock for the net assets of DHAC, accompanied by a recapitalization. The net assets of DHAC will be stated at historical cost, with no goodwill or other intangible assets recorded. iDoc is treated as the acquired entity under a forward purchase and will be consolidated as of the acquisition date with goodwill recognized for the portion of consideration paid in excess of net assets acquired after their step-up to fair market value.

The utilization of the Company’s net operating loss carryforwards could be subject to annual limitations under Section 382 and 383 of the Code, and similar state tax provisions, due to ownership change limitations that may have occurred previously or that could occur in the future. These ownership changes limit the amount of net operating loss carryforwards and other deferred tax assets that can be utilized to offset future taxable income and tax, respectively. In general, an ownership change, as defined by Section 382 and 383 of the Code, results from transactions increasing ownership of certain stockholders or public groups in the stock of the corporation by more than 50 percent points over a three-year period. The tax consolidated group finalized its Section 382 analysis for the period December 31, 2009 through June 24, 2024. The tax consolidated group experienced an Ownership Change under Section 382 on June 24, 2024 as a result of its business combination transaction. The cumulative NOLs as of that date were approximately $13,200,000. The cumulative Section 382 limitation as of December 31, 2024 with respect to that Ownership Change is approximately $7,000,000, so the NOLs generated for that period of approximately $2,976,000 will be fully utilized. A Section 382 analysis was not performed for the period June 25, 2024 through December 31, 2024. To the extent that a study is completed for this period and an ownership change is deemed to occur, the Company’s net operating losses could be limited, however, the Company does not expect any resulting impact on its tax provision.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a valuation allowance as of December 31, 2024 and December 31, 2023.

The Company is subject to taxation in the United States at both the federal level and within various state jurisdictions. The Company is not currently under examination by any tax authority. The statute of limitations for net operating loss carryforwards commences in the tax year in which the losses are utilized.

In accordance with ASC 740, Income Taxes, specifically related to uncertain tax positions, a Company is required to use a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company believes its income tax filing positions and deductions will be sustained upon examination, and accordingly, no reserves or related accruals for interest and penalties have been recorded as of December 31, 2024 and December 31, 2023.

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted in the U.S. The OBBBA includes significant provisions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modification to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The legislation has multiple effective dates, with certain provisions effective in 2025 and other implemented through 2027. The Company is currently assessing the impact of the OBBBA on its consolidated financial statements.